Fees Summary	May 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,489,000
Previously Paid Amount	0.00
Total Fee Amount	227.97
Total Offset Amount	0.00
Net Fee	227.97
Narrative - Max Aggregate Offering Price	$ 1,489,000
Final Prospectus	true